Other Assets and Receivables - Summary of Accrued Income (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Assets And Receivables [Abstract]
Accrued interest	€ 1,357	€ 1,543
Other	25	22
Accrued income	€ 1,382	€ 1,565